American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2024

Small Cap Value - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobile Components — 0.6%
Visteon Corp.(1)	290,000	30,943,000
Banks — 21.2%
Ameris Bancorp	1,255,000	63,189,250
Axos Financial, Inc.(1)	393,554	22,491,611
Banc of California, Inc.	1,858,151	23,747,170
BankUnited, Inc.	590,000	17,269,300
Columbia Banking System, Inc.	3,450,000	68,620,500
CVB Financial Corp.	4,250,000	73,270,000
First BanCorp	3,415,000	62,460,350
First Interstate BancSystem, Inc., Class A	1,760,000	48,875,200
First Merchants Corp.	705,000	23,469,450
FNB Corp.	9,530,000	130,370,400
Home BancShares, Inc.	4,130,000	98,954,800
Old National Bancorp	8,575,000	147,404,250
Pacific Premier Bancorp, Inc.	2,560,000	58,803,200
Popular, Inc.	590,000	52,173,700
Provident Financial Services, Inc.	540,000	7,749,000
SouthState Corp.	1,340,000	102,402,800
UMB Financial Corp.	850,000	70,907,000
Valley National Bancorp	1,535,000	10,714,300
Webster Financial Corp.	2,025,000	88,269,750
		1,171,142,031
Building Products — 1.1%
DIRTT Environmental Solutions(1)	7,107,428	3,125,847
Tecnoglass, Inc.	1,136,359	57,022,494
		60,148,341
Capital Markets — 0.6%
Patria Investments Ltd., Class A	1,555,000	18,753,300
StoneX Group, Inc.(1)	220,000	16,568,200
		35,321,500
Chemicals — 1.3%
Ingevity Corp.(1)	570,000	24,914,700
Minerals Technologies, Inc.	540,000	44,906,400
		69,821,100
Commercial Services and Supplies — 3.3%
Brink's Co.	1,155,000	118,272,000
Deluxe Corp.	1,637,040	36,767,919
Loomis AB	1,150,000	29,856,053
		184,895,972
Containers and Packaging — 3.1%
Graphic Packaging Holding Co.	5,115,000	134,064,150
Pactiv Evergreen, Inc.	3,115,000	35,261,800
		169,325,950
Distributors — 0.7%
A-Mark Precious Metals, Inc.(2)	1,150,000	37,225,500
Electric Utilities — 0.1%
ALLETE, Inc.	85,000	5,299,750
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	820,000	30,659,800

Electronic Equipment, Instruments and Components — 4.0%
Avnet, Inc.	1,760,000	90,622,400
Belden, Inc.	235,000	22,043,000
Coherent Corp.(1)	1,505,000	109,052,300
		221,717,700
Energy Equipment and Services — 4.1%
Cactus, Inc., Class A	1,625,000	85,702,500
ChampionX Corp.	4,215,000	139,980,150
		225,682,650
Financial Services — 5.6%
Compass Diversified Holdings(3)	4,380,000	95,878,200
Euronet Worldwide, Inc.(1)	770,000	79,695,000
EVERTEC, Inc.(3)	3,410,000	113,382,500
Repay Holdings Corp.(1)	2,050,000	21,648,000
		310,603,700
Gas Utilities — 0.8%
Southwest Gas Holdings, Inc.	666,879	46,934,944
Ground Transportation — 0.3%
Proficient Auto Logistics, Inc.(1)	1,000,000	16,060,000
Health Care Equipment and Supplies — 2.3%
Embecta Corp.	2,504,188	31,302,350
Enovis Corp.(1)	1,215,000	54,918,000
Envista Holdings Corp.(1)	2,485,000	41,325,550
		127,545,900
Health Care Providers and Services — 0.3%
AMN Healthcare Services, Inc.(1)	320,000	16,393,600
Health Care REITs — 0.7%
CareTrust REIT, Inc.	1,605,000	40,285,500
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	695,000	69,402,700
Hotels, Restaurants and Leisure — 2.3%
Accel Entertainment, Inc.(1)	2,665,000	27,342,900
Boyd Gaming Corp.	805,000	44,355,500
Dave & Buster's Entertainment, Inc.(1)	960,000	38,217,600
Everi Holdings, Inc.(1)	1,995,000	16,758,000
Red Robin Gourmet Burgers, Inc.(1)	206,294	1,561,645
		128,235,645
Household Durables — 1.8%
Cavco Industries, Inc.(1)	75,000	25,962,750
Skyline Champion Corp.(1)	1,115,000	75,541,250
		101,504,000
Household Products — 1.5%
Spectrum Brands Holdings, Inc.	940,000	80,774,200
Industrial REITs — 1.5%
Terreno Realty Corp.	1,400,000	82,852,000
Insurance — 3.5%
Axis Capital Holdings Ltd.	1,745,000	123,284,250
Bowhead Specialty Holdings, Inc.(1)	377,241	9,559,287
Fidelis Insurance Holdings Ltd.	1,975,000	32,212,250
Hamilton Insurance Group Ltd., Class B(1)	1,673,103	27,857,165
		192,912,952
Leisure Products — 3.1%
BRP, Inc.(2)	765,000	48,982,950
Brunswick Corp.	930,000	67,676,100
Malibu Boats, Inc., Class A(1)	160,000	5,606,400

Solo Brands, Inc., Class A(1)(2)	4,490,000	10,237,200
Topgolf Callaway Brands Corp.(1)	2,530,000	38,709,000
		171,211,650
Machinery — 5.1%
Atmus Filtration Technologies, Inc.(1)	1,460,000	42,018,800
Gates Industrial Corp. PLC(1)	4,375,000	69,168,750
Hillman Solutions Corp.(1)	4,650,000	41,152,500
Luxfer Holdings PLC	498,496	5,777,569
Timken Co.	1,555,000	124,602,150
		282,719,769
Media — 1.6%
Cable One, Inc.(2)	185,000	65,490,000
Entravision Communications Corp., Class A(3)	7,955,000	16,148,650
Townsquare Media, Inc., Class A	516,013	5,655,502
		87,294,152
Oil, Gas and Consumable Fuels — 8.5%
Chord Energy Corp.	550,000	92,224,000
Crescent Energy Co., Class A	4,580,000	54,273,000
Mach Natural Resources LP	1,605,000	30,527,100
Magnolia Oil & Gas Corp., Class A(2)	4,685,000	118,717,900
Northern Oil & Gas, Inc.	2,855,000	106,120,350
Permian Resources Corp.	3,360,000	54,264,000
TXO Partners LP	766,487	15,452,378
		471,578,728
Personal Care Products — 1.8%
Edgewell Personal Care Co.(3)	2,475,000	99,470,250
Professional Services — 3.8%
Barrett Business Services, Inc.	385,000	12,616,450
IBEX Holdings Ltd.(1)(3)	1,024,262	16,572,559
Korn Ferry	1,077,542	72,346,170
NV5 Global, Inc.(1)	370,000	34,398,900
Science Applications International Corp.	295,000	34,677,250
UL Solutions, Inc., Class A	600,000	25,314,000
Verra Mobility Corp.(1)	475,000	12,920,000
		208,845,329
Residential REITs — 0.7%
UMH Properties, Inc.	2,335,000	37,336,650
Semiconductors and Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	475,000	19,009,500
Axcelis Technologies, Inc.(1)	300,000	42,657,000
Kulicke & Soffa Industries, Inc.	1,485,000	73,047,150
		134,713,650
Software — 1.6%
Teradata Corp.(1)	2,650,000	91,584,000
Specialty Retail — 2.2%
MarineMax, Inc.(1)(3)	1,535,000	49,687,950
OneWater Marine, Inc., Class A(1)(2)(3)	1,310,000	36,116,700
Penske Automotive Group, Inc.	240,000	35,764,800
		121,569,450
Textiles, Apparel and Luxury Goods — 2.0%
Tapestry, Inc.	2,540,000	108,686,600
Tobacco — 0.4%
Turning Point Brands, Inc.	675,158	21,665,820
Trading Companies and Distributors — 4.2%
Beacon Roofing Supply, Inc.(1)	1,055,000	95,477,500

DXP Enterprises, Inc.(1)	535,000	24,524,400
GMS, Inc.(1)	1,165,000	93,910,650
Karat Packaging, Inc.	90,000	2,662,200
Titan Machinery, Inc.(1)	905,000	14,389,500
		230,964,250
TOTAL COMMON STOCKS (Cost $4,618,831,222)		5,523,328,733
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	55,098	55,098
State Street Navigator Securities Lending Government Money Market Portfolio(4)	53,276,542	53,276,542
		53,331,640
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $732,867), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $718,250)		717,934
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $7,847,928), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $7,697,398)		7,694,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 12/31/24 - 1/31/28, valued at $2,934,092), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $2,876,267)		2,875,000
		11,286,934
TOTAL SHORT-TERM INVESTMENTS (Cost $64,618,574)		64,618,574
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $4,683,449,796)		5,587,947,307
OTHER ASSETS AND LIABILITIES — (1.0)%		(56,751,545)
TOTAL NET ASSETS — 100.0%		$5,531,195,762

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	10,166,000	USD	966,506	Citibank N.A.	9/27/24	$(3,106)
USD	26,749,004	SEK	279,174,000	Citibank N.A.	9/27/24	292,550
						$289,444

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $54,206,677. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,554,332, which includes securities collateral of $2,277,790.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,493,472,680	$29,856,053	—
Short-Term Investments	53,331,640	11,286,934	—
	$5,546,804,320	$41,142,987	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$292,550	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,106	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2024 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.(1)	$44,654	—	$9,926	$2,498	(1)	(1)	$2,220	$235
Compass Diversified Holdings	106,630	$533	1,845	(9,440)	$95,878	4,380	(197)	1,108
Deluxe Corp.(1)	45,710	—	24,262	15,320	(1)	(1)	(11,281)	540
Edgewell Personal Care Co.	97,759	—	2,291	4,002	99,470	2,475	(124)	371
Entravision Communications Corp., Class A	13,046	—	—	3,103	16,149	7,955	—	398
EVERTEC, Inc.	130,872	6,259	2,171	(21,578)	113,382	3,410	(113)	164
IBEX Holdings Ltd.(2)	14,979	768	—	826	16,573	1,024	—	—
MarineMax, Inc.(2)	58,704	2,175	13,468	2,277	49,688	1,535	(3,012)	—
OneWater Marine, Inc., Class A(2)	37,440	—	842	(481)	36,117	1,310	(260)	—
	$549,794	$9,735	$54,805	$(3,473)	$427,257	22,089	$(12,767)	$2,816
(1)Company was not an affiliate at June 30, 2024.
(2)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.